Related Party Transactions - Amounts Due from Related Parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Related Party Transaction
Amounts due from related parties	¥ 426,059	$ 61,773	¥ 418,001
Less: allowance for credit losses	(11,872)	(1,721)	(17,343)
Total in net amounts	414,187	60,052	400,658
Loans Receivable
Related Party Transaction
Amounts due from related parties	43,031	6,238	63,516
Less: allowance for credit losses	(13,794)	(2,000)	(12,785)
Total in net amounts	29,237	4,238	50,731
Gopher Asset Management Co., Ltd.
Related Party Transaction
Amounts due from related parties	317,969	46,101	320,623
Gopher Asset Management Co., Ltd. | Loans Receivable
Related Party Transaction
Amounts due from related parties	13,940	2,021	18,850
Gopher Capital GP Ltd
Related Party Transaction
Amounts due from related parties	108,090	15,672	97,378
Gopher Capital GP Ltd | Loans Receivable
Related Party Transaction
Amounts due from related parties	¥ 29,091	$ 4,217	¥ 44,666